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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                          REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-07154

Exact Name of Registrant
(as specified in charter): Cohen & Steers Total Return Realty Fund, Inc.

Address of Principal Executive Office: 757 Third Avenue
                                       New York, NY 10017

Name and address of agent for service: John E. McLean
                                       757 Third Avenue
                                       New York, NY 10017

Registrant telephone number, including area code: (212) 832-3232

Date of fiscal year end:  December 31

Date of reporting period: September 30, 2005







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Item 1. Schedule of Investments

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                 COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

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                             SCHEDULE OF INVESTMENTS
                         September 30, 2005 (Unaudited)


                                                                          Number
                                                                         of Shares           Value
                                                                      ----------------   ---------------
  COMMON STOCK                                               77.6%
     DIVERSIFIED                                              8.6%
            Colonial Properties Trust                                         82,100       $ 3,651,808
            Digital Realty Trust                                              11,000           198,000
            Entertainment Properties Trust                                    20,500           914,915
            iStar Financial                                                   55,200         2,231,736
            Spirit Finance Corp.                                              96,600         1,086,750
            Vornado Realty Trust                                              90,400         7,830,448
                                                                                         ---------------
                                                                                            15,913,657
                                                                                         ---------------
     HEALTH CARE                                             11.6%
            Health Care Property Investors                                   217,000         5,856,830
            Health Care REIT                                                  27,600         1,023,684
            Healthcare Realty Trust                                           48,900         1,962,846
            Medical Properties Trust                                           2,600            25,480
            Nationwide Health Properties                                     157,300         3,665,090
            Ventas                                                           281,700         9,070,740
                                                                                         ---------------
                                                                                            21,604,670
                                                                                         ---------------
     HOTEL                                                    1.7%
            DiamondRock Hospitality Co.                                       47,400           556,950
            Hospitality Properties Trust                                      38,700         1,658,682
            Strategic Hotel Capital                                           55,500         1,013,430
                                                                                         ---------------
                                                                                             3,229,062
                                                                                         ---------------
     INDUSTRIAL                                               1.4%
            First Industrial Realty Trust                                     64,700         2,591,235
                                                                                         ---------------
     MORTGAGE                                                 1.6%
            Newcastle Investment Corp.                                       105,527         2,944,203
                                                                                         ---------------
     OFFICE                                                  26.0%
            American Financial Realty Trust                                  133,600         1,897,120
            Arden Realty                                                     160,000         6,587,200
            Brandywine Realty Trust                                          184,900         5,748,541
            CarrAmerica Realty Corp.                                         154,500         5,554,275
            Equity Office Properties Trust                                   179,400         5,868,174






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                                       1

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                 COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                         of Shares           Value
                                                                      ----------------   ---------------
            HRPT Properties Trust                                            157,400       $ 1,953,334
            Kilroy Realty Corp.                                               27,000         1,512,810
            Mack-Cali Realty Corp.                                           131,100         5,891,634
            Maguire Properties                                                93,000         2,794,650
            Prentiss Properties Trust                                        166,500         6,759,900
            Reckson Associates Realty Corp.                                  110,000         3,800,500
                                                                                         ---------------
                                                                                            48,368,138
                                                                                         ---------------
     OFFICE/INDUSTRIAL                                        4.6%
            Duke Realty Corp.                                                 88,300         2,991,604
            Liberty Property Trust                                           129,200         5,496,168
                                                                                         ---------------
                                                                                             8,487,772
                                                                                         ---------------
     RESIDENTIAL - APARTMENT                                 10.4%
            American Campus Communities                                       37,900           910,358
            Apartment Investment & Management Co.                             23,100           895,818
            Archstone-Smith Trust                                             92,361         3,682,433
            AvalonBay Communities                                             59,400         5,090,580
            Camden Property Trust                                             53,500         2,982,625
            Education Realty Trust                                            68,400         1,142,280
            GMH Communities Trust                                             49,900           732,033
            Home Properties                                                   57,100         2,241,175
            Mid-America Apartment Communities                                 35,400         1,646,454
                                                                                         ---------------
                                                                                            19,323,756
                                                                                         ---------------
     SELF STORAGE                                             1.3%
            Extra Space Storage                                               54,200           833,596
            Extra Space Storage (Restricted)(a)(b)                             8,000           116,888
            Sovran Self Storage                                                6,200           303,490
            U-Store-It Trust                                                  53,100         1,076,337
                                                                                      ---------------
                                                                                             2,330,311
                                                                                      ---------------
     SHOPPING CENTER                                         10.4%
         COMMUNITY CENTER                                     2.7%
            Cedar Shopping Centers                                            74,100         1,072,227






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                                       2

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                 COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                         of Shares           Value
                                                                      ----------------   ---------------
            Heritage Property Investment Trust                                51,300       $ 1,795,500
            Inland Real Estate Corp.                                          55,300           865,998
            Urstadt Biddle Properties --Class A                               86,600         1,312,856
                                                                                       ---------------
                                                                                             5,046,581
                                                                                       ---------------
         REGIONAL MALL                                        7.7%
            Glimcher Realty Trust                                             95,500         2,336,885
            Macerich Co.                                                     107,500         6,981,050
            Mills Corp.                                                       91,100         5,017,788
                                                                                       ---------------
                                                                                            14,335,723
                                                                                       ---------------
            TOTAL SHOPPING CENTER                                                           19,382,304
                                                                                       ---------------
                TOTAL COMMON STOCK
                  (Identified cost-$85,099,344)                                            144,175,108
                                                                                       ---------------
  PREFERRED STOCK                                            21.4%
     DIVERSIFIED                                              2.3%
            Colonial Properties Trust, 8.125%, Series D                       14,600           378,140
            Colonial Properties Trust, 7.62%, Series E                        49,500         1,234,530
            Crescent Real Estate Equities Co., 6.75%,
              Series A (Convertible)                                          60,500         1,340,075
            Digital Realty Trust, 8.50%, Series A                             10,700           281,945
            Digital Realty Trust, 7.875%, Series B                             8,200           204,590
            iStar Financial, 7.875%, Series E                                 25,000           653,750
            iStar Financial, 7.80%, Series F                                  10,000           265,100
                                                                                       ---------------
                                                                                             4,358,130
                                                                                       ---------------
     HEALTH CARE
                                                              3.5%
            Health Care REIT, 7.625%, Series F                                17,000           430,100
            Nationwide Health Properties, 7.677%, Series P                    47,000         4,864,500
            Windrose Medical, 7.50%, Series A                                 40,800         1,111,800
                                                                                       ---------------
                                                                                             6,406,400
                                                                                       ---------------






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                                       3

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                 COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                         of Shares           Value
                                                                      ----------------   ---------------


     HOTEL                                                    0.7%
            Eagle Hospitality Properties Trust, 8.25%,
              Series A                                                        13,600       $   341,360
            FelCor Lodging Trust, 8.00%, Series C                             17,000           423,300
            Host Marriott Corp., 10.00%, Series C                              3,500            89,040
            Host Marriott Financial Trust, 6.75%, QUIPS
              (Convertible)                                                    3,200           176,800
            Sunstone Hotel Investors, 8.00%, Series A                          7,000           178,500
                                                                                         ---------------
                                                                                             1,209,000
                                                                                         ---------------
     INDUSTRIAL                                               0.3%
            EastGroup Properties, 7.95%, Series D                             21,000           549,360
                                                                                         ---------------
     OFFICE                                                   3.9%
            Alexandria Real Estate Equities, 9.10%, Series B                  13,900           362,234
            Brandywine Realty Trust, 7.50%, Series C                          11,328           287,165
            Highwoods Properties, 8.625%, Series A                             4,300         4,610,836
            HRPT Properties Trust, 8.75%, Series B                            52,800         1,399,728
            SL Green Realty Corp., 7.625%, Series C                           20,000           507,800
                                                                                         ---------------
                                                                                             7,167,763
                                                                                         ---------------
     RESIDENTIAL - APARTMENT                                  2.8%
            Apartment Investment & Management Co.,
              10.10%, Series Q                                                25,000           639,500
            Apartment Investment & Management Co.,
              10.00%, Series R                                                18,100           468,066
            Apartment Investment and Management Co.,
              9.375%, Series G                                               113,200         2,997,536
            Mid-America Apartment Communities,
              8.30%, Series H                                                 17,300           451,530
            Post Properties, 8.50%, Series A                                  11,000           671,000
                                                                                         ---------------
                                                                                             5,227,632
                                                                                         ---------------






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                 COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                         of Shares           Value
                                                                      ----------------   ---------------

     SHOPPING CENTER                                          7.9%
         COMMUNITY CENTER                                     1.3%
            Cedar Shopping Centers, 8.875%, Series A                          10,000         $ 260,000
            Developers Diversified Realty Corp.,
              8.60%, Series F                                                  1,600            41,440
            Ramco-Gershenson Property Trust,
              9.50%, Series B                                                 11,600           312,968
            Saul Centers, 8.00%, Series A                                     26,800           700,820
            Urstadt Biddle Properties, 8.50%, Series C                         4,000           434,000
            Urstadt Biddle Properties, 7.50%, Series D                        27,000           695,385
                                                                                         ---------------
                                                                                             2,444,613
                                                                                         ---------------
         REGIONAL MALL                                        6.6%
            CBL & Associates Properties, 8.75%, Series B                      13,000           678,600
            CBL & Associates Properties, 7.75%, Series C                      13,000           335,010
            Glimcher Realty Trust, 8.125%, Series G                           16,000           406,240
            Mills Corp., 9.00%, Series B                                      73,800         1,929,870
            Mills Corp., 9.00%, Series C                                      25,000           652,750
            Mills Corp., 8.75%, Series E                                      26,000           689,000
            Pennsylvania REIT, 11.00%, Series A                               55,400         3,199,350
            Simon Property Group, 8.375%, Series J                            13,000           847,438
            Taubman Centers, 8.30%, Series A                                  78,817         1,997,223
            Taubman Centers, 7.625%, Series H                                 59,900         1,531,942
                                                                                         ---------------
                                                                                            12,267,423
                                                                                         ---------------
            TOTAL SHOPPING CENTER                                                           14,712,036
                                                                                         ---------------
                   TOTAL PREFERRED STOCK
                      (Identified cost-$35,179,778)                                         39,630,321
                                                                                         ---------------
                                                                         Principal
                                                                           Amount
                                                                      ----------------

                                                              0.6%
         COMMERCIAL PAPER
            San Paolo U.S. Finance Co., 2.750%, due 10/3/05
              (Identified cost-$1,128,828)                               $ 1,129,000         1,128,828
                                                                                         ---------------






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                                       5

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                 COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

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                      SCHEDULE OF INVESTMENTS--(Continued)
                         September 30, 2005 (Unaudited)

                                                                          Number
                                                                         of Shares           Value
                                                                      ----------------   ---------------
  TOTAL INVESTMENTS (Identified cost-$121,407,950)           99.6%                       $ 184,934,257
  OTHER ASSETS IN EXCESS OF LIABILITIES                       0.4%                       $     818,350
                                                         ----------                      ---------------

  NET ASSETS (Equivalent to $20.08 per share based on
    9,249,159 shares of capital stock outstanding)          100.0%                       $ 185,752,607
                                                         ==========                      ===============



                       Glossary of Portfolio Abbreviations

                QUIPS                    Quarterly Income Preferred Securities
                REIT                     Real Estate Investment Trust


  Note: Percentages indicated are based on the net assets of the fund.
  (a) Resale is restricted. Security acquired 6/20/05 at a cost of $107,760; equals 0.1% of net assets.
  (b) Fair valued security; equal 0.1% of net assets.








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                                       6

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Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b) During the last fiscal quarter, there were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS TOTAL RETURN REALTY FUND, INC.

By: /s/ Adam M. Derechin
    --------------------------------
         Name: Adam M. Derechin
         Title: President

         Date: November 17, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Adam M. Derechin                 By: /s/ Jay J. Chen
    --------------------------------         ----------------------------------
         Name: Adam M. Derechin                  Name: Jay J. Chen
         Title: President and principal          Title: Treasurer and principal
                  executive officer                       financial officer

         Date: November 17, 2005